Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Net investment income	$ 1,376	$ 1,230	$ 1,139
Realized gains on securities	(9)	(16)	35
Life, accident and health net earned premiums	24	21	23
Policy charges and other income	108	105	100
Total revenues	1,499	1,340	1,297
Costs and Expenses:
Annuity benefits	800	724	641
Life, accident and health benefits	29	29	33
Insurance acquisition expenses, net	185	166	182
Other expenses	118	102	89
Total costs and expenses	1,132	1,021	945
Earnings before income taxes	367	319	352
Provision for income taxes	127	108	120
Net earnings, including noncontrolling interests	240	211	232
Less: Net earnings attributable to noncontrolling interests	4	6	1
Net Earnings Attributable to Shareholder	236	205	231
Supplemental disclosure of Realized gains (losses) on securities:
Realized gains before impairments	42	35	46
Losses on securities with impairment	(51)	(51)	(11)
Non-credit portion recognized in other comprehensive income (loss)	0	0	0
Impairment charges recognized in earnings	(51)	(51)	(11)
Total realized gains (losses) on securities	$ (9)	$ (16)	$ 35